Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (10,615,035)	$ (15,202,507)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization		3,990
Equity-based compensation	1,708,218	4,053,123
Inventory write-down	1,844,210
Allowance for doubtful accounts	37,733
Changes in operating assets and liabilities
Accounts receivable	87,216	(51,157)
Accounts receivable - related party		153,075
Insurance recovery receivable	804,907	(804,907)
Receivables with recourse		146,314
Related party receivables		376,000
Due from employee		(37,733)
Inventories	1,514,115	(3,537,138)
Prepaid expenses and other	605,268	189,776
Accounts payable	(79,867)	172,488
Accrued compensation	(420,413)	3,999
Settlement payable	(664,024)	1,250,000
Accrued expenses	345,923	210,065
Accrued expenses - related parties	29,333	(249,617)
Deferred revenue	(6,593)	(3,750)
Related party payables		(200,272)
Net cash used in operating activities	(4,809,009)	(13,528,251)
Cash flows from investing activities
Equity investment	(500,000)
Net cash used in investing activities	(500,000)
Cash flows from financing activities
Payments of related party notes payable		(216,000)
Payments of outstanding secured borrowings		(171,069)
Proceeds from issuance of preferred stock – net of issuance costs	950,000
Payments for deferred offering costs		(68,286)
Proceeds from rights offering – net of issuance costs	2,615,014
Net cash provided by (used in) financing activities	3,565,014	(455,355)
Net decrease in cash	(1,743,995)	(13,983,606)
Cash and restricted cash - beginning of year	2,080,335	16,063,941
Cash and restricted cash - end of year	336,340	2,080,335
Supplemental disclosure of non-cash activities investing and financing activities:
Dividends declared but not paid	$ 41,867